Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Net sales to related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands)	2024	2023	2022

Net sales	$3,073	$9,039	$8,474
As of December 31, 2024 and 2023, balances with related parties are as follows:

(in thousands)	2024	2023

Accounts receivable	$1,848	$2,890
Prepaid expenses and other current assets	$52	$78
Accounts payable	$872	$700
Accrued and other current liabilities	$1,367	$2,893